Subsidiaries - Summary of Details Of Subsidiaries (Parenthetical) (Details) - shares		12 Months Ended
		Dec. 31, 2023	Sep. 01, 2023
PT Bank KB Bukopin TBK
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	67.57%
PT Bank KB Bukopin TBK | Non voting Shares with No Dividends
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		0.05%
Number of shares outstanding		100,000,000
Proportion of voting rights held in subsidiary		0.00%
PRASAC Microfinance Institution PLC
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates			20,272,296

[1]	Among the ownership in PT Bank KB Bukopin, Tbk., 0.05% (100,000,000 shares) is no-voting shares with no-dividends.